JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc. *	17	7,405
Boeing Co. (The) *	174	34,537
GE Aerospace	232	65,762
General Dynamics Corp.	56	19,246
Howmet Aerospace, Inc.	89	20,417
Huntington Ingalls Industries, Inc.	9	3,294
L3Harris Technologies, Inc.	41	14,244
Lockheed Martin Corp.	45	27,039
Northrop Grumman Corp.	29	20,110
RTX Corp.	297	57,212
Textron, Inc.	38	3,370
TransDigm Group, Inc.	12	14,462
		287,098
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26	4,353
Expeditors International of Washington, Inc.	30	4,241
FedEx Corp.	48	17,024
United Parcel Service, Inc., Class B	163	16,064
		41,682
Automobile Components — 0.0% ^
Aptiv plc *	47	3,264
Automobiles — 2.0%
Ford Motor Co.	866	9,992
General Motors Co.	200	14,880
Tesla, Inc. *	621	231,017
		255,889
Banks — 3.5%
Bank of America Corp.	1,466	71,475
Citigroup, Inc.	386	43,790
Citizens Financial Group, Inc.	94	5,631
Fifth Third Bancorp	199	9,240
Huntington Bancshares, Inc.	449	7,019
JPMorgan Chase & Co. (a)	596	175,245
KeyCorp	207	4,151
M&T Bank Corp.	34	6,935
PNC Financial Services Group, Inc. (The)	89	18,571
Regions Financial Corp.	192	5,010
Truist Financial Corp.	279	12,824
US Bancorp	343	17,864
Wells Fargo & Co.	683	54,400
		432,155
Beverages — 1.1%
Brown-Forman Corp., Class B (b)	38	998
Coca-Cola Co. (The)	855	65,055
Constellation Brands, Inc., Class A	31	4,655

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — continued
Keurig Dr Pepper, Inc.	300	7,904
Molson Coors Beverage Co., Class B	37	1,611
Monster Beverage Corp. *	158	11,419
PepsiCo, Inc.	302	46,894
		138,536
Biotechnology — 1.8%
AbbVie, Inc.	391	84,934
Amgen, Inc.	119	41,864
Biogen, Inc. *	32	5,945
Gilead Sciences, Inc.	274	38,207
Incyte Corp. *	37	3,476
Moderna, Inc. * (b)	77	3,903
Regeneron Pharmaceuticals, Inc.	22	17,209
Vertex Pharmaceuticals, Inc. *	56	25,061
		220,599
Broadline Retail — 3.7%
Amazon.com, Inc. *	2,158	449,548
eBay, Inc.	100	9,091
		458,639
Building Products — 0.5%
A O Smith Corp.	25	1,638
Allegion plc	19	2,762
Builders FirstSource, Inc. *	24	2,011
Carrier Global Corp.	174	9,776
Johnson Controls International plc	135	17,710
Lennox International, Inc.	7	3,273
Masco Corp.	45	2,716
Trane Technologies plc	49	20,381
		60,267
Capital Markets — 3.2%
Ameriprise Financial, Inc.	20	8,965
Ares Management Corp., Class A	46	4,966
Bank of New York Mellon Corp. (The)	152	18,040
Blackrock, Inc.	32	30,661
Blackstone, Inc.	165	19,023
Cboe Global Markets, Inc.	23	6,499
Charles Schwab Corp. (The)	369	34,685
CME Group, Inc.	80	23,533
Coinbase Global, Inc., Class A *	49	8,605
FactSet Research Systems, Inc.	8	1,779
Franklin Resources, Inc.	68	1,604
Goldman Sachs Group, Inc. (The)	66	56,065
Interactive Brokers Group, Inc., Class A	98	6,600
Intercontinental Exchange, Inc.	126	19,736
Invesco Ltd.	98	2,383

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
KKR & Co., Inc.	152	14,029
Moody's Corp.	34	14,789
Morgan Stanley	266	43,748
MSCI, Inc.	16	8,751
Nasdaq, Inc.	99	8,423
Northern Trust Corp.	41	5,746
Raymond James Financial, Inc.	39	5,612
Robinhood Markets, Inc., Class A *	175	12,102
S&P Global, Inc.	68	28,758
State Street Corp.	62	7,804
T. Rowe Price Group, Inc.	48	4,354
		397,260
Chemicals — 1.2%
Air Products and Chemicals, Inc.	49	14,291
Albemarle Corp.	26	4,675
CF Industries Holdings, Inc.	34	4,475
Corteva, Inc.	149	12,439
Dow, Inc.	159	6,603
DuPont de Nemours, Inc.	90	4,141
Ecolab, Inc.	56	14,984
International Flavors & Fragrances, Inc.	57	4,105
Linde plc	103	51,151
LyondellBasell Industries NV, Class A	57	4,584
Mosaic Co. (The)	70	1,788
PPG Industries, Inc.	50	5,299
Sherwin-Williams Co. (The)	51	16,329
		144,864
Commercial Services & Supplies — 0.4%
Cintas Corp.	75	12,703
Copart, Inc. *	197	6,533
Republic Services, Inc., Class A	44	9,738
Rollins, Inc.	65	3,463
Veralto Corp.	55	4,851
Waste Management, Inc.	82	18,841
		56,129
Communications Equipment — 1.1%
Arista Networks, Inc. *	228	28,014
Ciena Corp. *	31	12,083
Cisco Systems, Inc.	873	67,738
F5, Inc. *	12	3,613
Lumentum Holdings, Inc. *	16	11,087
Motorola Solutions, Inc.	37	15,885
		138,420
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	8	10,723

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
EMCOR Group, Inc.	10	7,303
Quanta Services, Inc.	33	18,089
		36,115
Construction Materials — 0.2%
CRH plc	148	15,568
Martin Marietta Materials, Inc.	14	7,844
Vulcan Materials Co.	29	7,950
		31,362
Consumer Finance — 0.5%
American Express Co.	118	35,794
Capital One Financial Corp.	138	25,198
Synchrony Financial	77	5,224
		66,216
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	98	97,726
Dollar General Corp.	49	5,775
Dollar Tree, Inc. *	41	4,475
Kroger Co. (The)	129	9,309
Sysco Corp.	106	7,548
Target Corp.	100	12,126
Walmart, Inc.	968	120,376
		257,335
Containers & Packaging — 0.2%
Amcor plc	102	4,058
Avery Dennison Corp.	17	2,949
Ball Corp.	59	3,500
International Paper Co.	117	4,165
Packaging Corp. of America	20	4,191
Smurfit Westrock plc	115	4,600
		23,463
Distributors — 0.0% ^
Genuine Parts Co.	31	3,251
Pool Corp.	7	1,465
		4,716
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,547	44,843
Comcast Corp., Class A	793	22,764
Verizon Communications, Inc.	931	46,775
		114,382
Electric Utilities — 1.7%
Alliant Energy Corp.	57	4,076
American Electric Power Co., Inc.	119	15,665
Constellation Energy Corp.	69	19,228
Duke Energy Corp.	172	22,499

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Edison International	85	6,222
Entergy Corp.	100	11,230
Evergy, Inc.	51	4,167
Eversource Energy	83	5,743
Exelon Corp.	226	11,079
FirstEnergy Corp.	115	5,820
NextEra Energy, Inc.	460	42,741
NRG Energy, Inc.	47	6,858
PG&E Corp.	486	8,533
Pinnacle West Capital Corp.	26	2,665
PPL Corp.	163	6,244
Southern Co. (The)	243	23,483
Xcel Energy, Inc.	131	10,383
		206,636
Electrical Equipment — 1.2%
AMETEK, Inc.	51	10,903
Eaton Corp. plc	86	30,695
Emerson Electric Co.	124	16,270
GE Vernova, Inc.	59	51,986
Generac Holdings, Inc. *	13	2,532
Hubbell, Inc.	12	5,765
Rockwell Automation, Inc.	25	8,910
Vertiv Holdings Co., Class A	84	21,181
		148,242
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	272	34,317
CDW Corp.	29	3,482
Coherent Corp. *	41	9,868
Corning, Inc.	173	23,456
Jabil, Inc.	23	6,198
Keysight Technologies, Inc. *	38	10,701
TE Connectivity plc (Switzerland)	65	13,552
Teledyne Technologies, Inc. *	10	6,276
Zebra Technologies Corp., Class A *	11	2,273
		110,123
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	218	13,331
Halliburton Co.	185	7,216
SLB Ltd.	331	16,979
		37,526
Entertainment — 1.3%
Electronic Arts, Inc.	50	10,146
Live Nation Entertainment, Inc. *	35	5,321
Netflix, Inc. *	933	89,700
Take-Two Interactive Software, Inc. *	38	7,596

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
TKO Group Holdings, Inc.	15	2,954
Walt Disney Co. (The)	391	37,726
Warner Bros Discovery, Inc. *	548	15,038
		168,481
Financial Services — 3.6%
Apollo Global Management, Inc.	103	11,432
Berkshire Hathaway, Inc., Class B *	405	194,161
Block, Inc. *	121	7,283
Corpay, Inc. *	16	4,498
Fidelity National Information Services, Inc.	114	5,368
Fiserv, Inc. *	119	6,631
Global Payments, Inc.	53	3,539
Jack Henry & Associates, Inc.	16	2,520
Mastercard, Inc., Class A	180	89,913
PayPal Holdings, Inc.	203	9,201
Visa, Inc., Class A	371	112,267
		446,813
Food Products — 0.4%
Archer-Daniels-Midland Co.	106	7,719
Bunge Global SA	30	3,804
Campbell's Co. (The) (b)	44	968
Conagra Brands, Inc.	106	1,662
General Mills, Inc.	118	4,388
Hershey Co. (The)	33	6,806
Hormel Foods Corp.	64	1,459
J M Smucker Co. (The)	24	2,274
Kraft Heinz Co. (The)	188	4,235
McCormick & Co., Inc. (Non-Voting)	56	2,826
Mondelez International, Inc., Class A	283	16,326
Tyson Foods, Inc., Class A	62	3,993
		56,460
Gas Utilities — 0.1%
Atmos Energy Corp.	37	6,752
Ground Transportation — 0.9%
CSX Corp.	411	16,867
JB Hunt Transport Services, Inc.	16	3,499
Norfolk Southern Corp.	49	14,241
Old Dominion Freight Line, Inc.	41	7,944
Uber Technologies, Inc. *	455	32,711
Union Pacific Corp.	131	31,811
		107,073
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	384	39,448
Align Technology, Inc. *	15	2,528
Baxter International, Inc. (b)	114	1,910

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Becton Dickinson & Co.	63	9,892
Boston Scientific Corp. *	328	20,562
Cooper Cos., Inc. (The) *	43	3,096
Dexcom, Inc. *	85	5,341
Edwards Lifesciences Corp. *	128	10,268
GE HealthCare Technologies, Inc.	101	7,168
Hologic, Inc. *	49	3,717
IDEXX Laboratories, Inc. *	18	9,914
Insulet Corp. *	15	3,262
Intuitive Surgical, Inc. *	78	36,173
Medtronic plc	283	24,545
ResMed, Inc.	32	7,226
Solventum Corp. *	33	2,127
STERIS plc	22	4,792
Stryker Corp.	76	25,006
Zimmer Biomet Holdings, Inc.	44	3,960
		220,935
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	52	10,987
Cencora, Inc.	43	13,503
Centene Corp. *	103	3,380
Cigna Group (The)	58	15,529
CVS Health Corp.	281	20,189
DaVita, Inc. *	8	1,134
Elevance Health, Inc.	49	14,277
HCA Healthcare, Inc.	35	16,368
Henry Schein, Inc. *	22	1,630
Humana, Inc.	27	4,620
Labcorp Holdings, Inc.	18	4,887
McKesson Corp.	27	23,420
Quest Diagnostics, Inc.	24	4,763
UnitedHealth Group, Inc.	200	54,159
Universal Health Services, Inc., Class B	12	2,184
		191,030
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	34	1,600
Healthpeak Properties, Inc.	154	2,523
Ventas, Inc.	105	8,582
Welltower, Inc.	154	30,482
		43,187
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	141	2,708
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	93	11,819
Booking Holdings, Inc.	7	29,986

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.	254	6,577
Chipotle Mexican Grill, Inc., Class A *	288	9,212
Darden Restaurants, Inc.	25	4,987
Domino's Pizza, Inc.	7	2,464
DoorDash, Inc., Class A *	83	12,402
Expedia Group, Inc.	26	5,969
Hilton Worldwide Holdings, Inc.	51	15,406
Las Vegas Sands Corp.	67	3,599
Marriott International, Inc., Class A	49	15,895
McDonald's Corp.	157	48,905
MGM Resorts International *	42	1,569
Norwegian Cruise Line Holdings Ltd. *	101	1,881
Royal Caribbean Cruises Ltd.	55	15,298
Starbucks Corp.	252	22,553
Wynn Resorts Ltd.	19	1,894
Yum! Brands, Inc.	61	9,539
		219,955
Household Durables — 0.2%
DR Horton, Inc.	59	8,169
Garmin Ltd.	36	8,381
Lennar Corp., Class A	48	4,140
NVR, Inc. *	1	4,066
PulteGroup, Inc.	42	4,993
		29,749
Household Products — 0.8%
Church & Dwight Co., Inc.	52	4,880
Clorox Co. (The)	27	2,769
Colgate-Palmolive Co.	178	15,180
Kimberly-Clark Corp.	73	7,075
Procter & Gamble Co. (The)	514	74,171
		104,075
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	157	2,217
Vistra Corp.	71	10,579
		12,796
Industrial Conglomerates — 0.4%
3M Co.	117	16,902
Honeywell International, Inc.	140	31,708
		48,610
Industrial REITs — 0.2%
Prologis, Inc.	205	27,149
Insurance — 1.7%
Aflac, Inc.	103	11,316
Allstate Corp. (The)	57	11,912

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
American International Group, Inc.	118	8,921
Aon plc, Class A	47	15,298
Arch Capital Group Ltd. *	79	7,582
Arthur J Gallagher & Co.	57	12,298
Assurant, Inc.	11	2,410
Brown & Brown, Inc.	65	4,218
Chubb Ltd.	80	26,194
Cincinnati Financial Corp.	34	5,425
Erie Indemnity Co., Class A (b)	6	1,411
Everest Group Ltd.	9	2,939
Globe Life, Inc.	18	2,448
Hartford Insurance Group, Inc. (The)	62	8,334
Loews Corp.	37	3,985
Marsh & McLennan Cos., Inc.	107	18,554
MetLife, Inc.	122	8,601
Principal Financial Group, Inc.	44	3,939
Progressive Corp. (The)	129	25,673
Prudential Financial, Inc.	77	7,512
Travelers Cos., Inc. (The)	48	13,936
Willis Towers Watson plc	21	6,107
WR Berkley Corp.	66	4,364
		213,377
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	1,287	369,922
Alphabet, Inc., Class C	1,033	296,426
Meta Platforms, Inc., Class A	483	276,496
		942,844
IT Services — 0.8%
Accenture plc, Class A	136	26,959
Akamai Technologies, Inc. *	32	3,651
Cognizant Technology Solutions Corp., Class A	106	6,483
EPAM Systems, Inc. *	12	1,653
Gartner, Inc. *	16	2,465
GoDaddy, Inc., Class A *	30	2,468
International Business Machines Corp.	206	50,062
VeriSign, Inc.	18	4,529
		98,270
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,757
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	62	7,123
Bio-Techne Corp.	35	1,807
Charles River Laboratories International, Inc. *	11	1,876
Danaher Corp.	139	26,357
IQVIA Holdings, Inc. *	37	6,391

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	4	5,664
Revvity, Inc. (b)	25	2,195
Thermo Fisher Scientific, Inc.	83	40,805
Waters Corp. *	22	6,453
West Pharmaceutical Services, Inc.	16	3,984
		102,655
Machinery — 1.8%
Caterpillar, Inc.	103	72,836
Cummins, Inc.	30	16,425
Deere & Co.	56	31,377
Dover Corp.	30	6,212
Fortive Corp.	69	3,828
IDEX Corp.	16	3,135
Illinois Tool Works, Inc.	58	15,084
Ingersoll Rand, Inc.	79	6,301
Nordson Corp.	12	3,111
Otis Worldwide Corp.	86	6,620
PACCAR, Inc.	116	13,409
Parker-Hannifin Corp.	28	24,967
Pentair plc	36	3,150
Snap-on, Inc.	11	4,166
Stanley Black & Decker, Inc.	34	2,432
Westinghouse Air Brake Technologies Corp.	38	9,416
Xylem, Inc.	54	6,432
		228,901
Media — 0.2%
Charter Communications, Inc., Class A * (b)	19	4,108
EchoStar Corp., Class A *	30	3,482
Fox Corp., Class A	44	2,590
Fox Corp., Class B	31	1,661
News Corp., Class A	82	2,039
News Corp., Class B (b)	27	770
Omnicom Group, Inc.	70	5,235
Paramount Skydance Corp., Class B (b)	69	619
Trade Desk, Inc. (The), Class A *	97	2,208
		22,712
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	318	18,666
Newmont Corp.	241	26,102
Nucor Corp.	51	8,551
Steel Dynamics, Inc.	30	5,460
		58,779
Multi-Utilities — 0.7%
Ameren Corp.	61	6,713
CenterPoint Energy, Inc. (b)	144	6,226

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
CMS Energy Corp.	68	5,253
Consolidated Edison, Inc.	80	9,026
Dominion Energy, Inc.	188	11,664
DTE Energy Co.	46	6,710
NiSource, Inc.	106	4,934
Public Service Enterprise Group, Inc.	110	8,928
Sempra	144	14,014
WEC Energy Group, Inc.	72	8,325
		81,793
Office REITs — 0.0% ^
BXP, Inc.	33	1,691
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	78	3,326
Chevron Corp.	414	85,696
ConocoPhillips	271	35,734
Coterra Energy, Inc.	168	5,890
Devon Energy Corp.	137	6,897
Diamondback Energy, Inc.	43	8,483
EOG Resources, Inc.	120	17,333
EQT Corp.	138	8,776
Expand Energy Corp.	53	5,777
Exxon Mobil Corp.	923	156,661
Kinder Morgan, Inc.	433	14,505
Marathon Petroleum Corp.	65	15,916
Occidental Petroleum Corp.	159	10,329
ONEOK, Inc.	139	12,567
Phillips 66	89	16,219
Targa Resources Corp.	47	11,892
Texas Pacific Land Corp.	13	6,072
Valero Energy Corp.	67	16,652
Williams Cos., Inc. (The)	270	19,639
		458,364
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	144	9,542
Southwest Airlines Co.	109	4,078
United Airlines Holdings, Inc. *	71	6,580
		20,200
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	55	3,920
Kenvue, Inc.	423	7,299
		11,219
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	450	27,291
Eli Lilly & Co.	175	161,043
Johnson & Johnson	533	130,161

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	548	65,970
Pfizer, Inc.	1,256	35,277
Viatris, Inc.	255	3,438
Zoetis, Inc.	93	11,026
		434,206
Professional Services — 0.4%
Automatic Data Processing, Inc.	89	18,076
Broadridge Financial Solutions, Inc.	26	4,191
Equifax, Inc.	27	4,790
Jacobs Solutions, Inc.	26	3,303
Leidos Holdings, Inc.	28	4,394
Paychex, Inc.	71	6,576
Verisk Analytics, Inc., Class A	31	5,844
		47,174
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	64	8,697
CoStar Group, Inc. *	94	3,778
		12,475
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	5,111
Camden Property Trust	23	2,231
Equity Residential	76	4,493
Essex Property Trust, Inc.	14	3,446
Invitation Homes, Inc.	125	3,097
Mid-America Apartment Communities, Inc.	26	3,154
UDR, Inc.	66	2,245
		23,777
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,843
Kimco Realty Corp.	149	3,347
Realty Income Corp.	203	12,435
Regency Centers Corp.	37	2,752
Simon Property Group, Inc.	72	13,404
		33,781
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. *	360	73,286
Analog Devices, Inc.	108	34,348
Applied Materials, Inc.	175	59,943
Broadcom, Inc.	1,048	324,250
First Solar, Inc. *	24	4,677
Intel Corp. *	1,037	45,783
KLA Corp.	29	42,644
Lam Research Corp.	276	58,954
Microchip Technology, Inc.	120	7,725
Micron Technology, Inc.	249	84,017

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Monolithic Power Systems, Inc.	11	11,768
NVIDIA Corp.	5,369	936,402
NXP Semiconductors NV (Netherlands)	56	10,947
ON Semiconductor Corp. *	87	5,391
Qnity Electronics, Inc.	46	5,340
QUALCOMM, Inc.	236	30,362
Skyworks Solutions, Inc.	33	1,779
Teradyne, Inc.	35	10,259
Texas Instruments, Inc.	200	38,931
		1,786,806
Software — 8.2%
Adobe, Inc. *	91	22,048
AppLovin Corp., Class A *	60	23,832
Autodesk, Inc. *	47	11,214
Cadence Design Systems, Inc. *	60	16,712
Crowdstrike Holdings, Inc., Class A *	56	21,747
Datadog, Inc., Class A *	72	8,563
Fair Isaac Corp. *	5	5,596
Fortinet, Inc. *	140	11,414
Gen Digital, Inc.	122	2,293
Intuit, Inc.	61	26,586
Microsoft Corp.	1,641	607,357
Oracle Corp.	375	55,119
Palantir Technologies, Inc., Class A *	505	73,834
Palo Alto Networks, Inc. *	178	28,625
PTC, Inc. *	26	3,746
Roper Technologies, Inc.	24	8,335
Salesforce, Inc.	207	38,648
ServiceNow, Inc. *	231	24,164
Synopsys, Inc. *	42	16,760
Trimble, Inc. *	53	3,429
Tyler Technologies, Inc. *	9	3,255
Workday, Inc., Class A *	47	6,115
		1,019,392
Specialized REITs — 0.8%
American Tower Corp.	104	17,852
Crown Castle, Inc.	96	7,824
Digital Realty Trust, Inc.	71	12,859
Equinix, Inc.	22	21,281
Extra Space Storage, Inc.	47	6,150
Iron Mountain, Inc.	65	6,676
Public Storage	35	9,454
SBA Communications Corp.	24	4,052
VICI Properties, Inc., Class A	236	6,452
Weyerhaeuser Co.	159	3,889
		96,489

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 1.7%
AutoZone, Inc. *	4	12,366
Best Buy Co., Inc.	43	2,764
Carvana Co., Class A *	31	9,824
Home Depot, Inc. (The)	220	72,345
Lowe's Cos., Inc.	124	29,286
O'Reilly Automotive, Inc. *	186	17,172
Ross Stores, Inc.	72	15,482
TJX Cos., Inc. (The)	245	39,185
Tractor Supply Co.	117	5,289
Ulta Beauty, Inc. *	10	5,124
Williams-Sonoma, Inc.	26	4,809
		213,646
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,244	823,273
Dell Technologies, Inc., Class C	66	10,778
Hewlett Packard Enterprise Co.	293	6,991
HP, Inc.	203	3,896
NetApp, Inc.	44	4,481
Sandisk Corp. *	33	20,721
Seagate Technology Holdings plc	48	18,877
Super Micro Computer, Inc. *	111	2,531
Western Digital Corp.	75	20,263
		911,811
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	31	3,139
Lululemon Athletica, Inc. *	24	3,611
NIKE, Inc., Class B	263	13,906
Ralph Lauren Corp.	8	2,938
Tapestry, Inc.	45	6,313
		29,907
Tobacco — 0.6%
Altria Group, Inc.	371	24,477
Philip Morris International, Inc.	344	56,870
		81,347
Trading Companies & Distributors — 0.3%
Fastenal Co.	254	11,772
United Rentals, Inc.	14	10,141
WW Grainger, Inc.	9	10,544
		32,457
Water Utilities — 0.0% ^
American Water Works Co., Inc.	43	5,869

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	105	21,988
Total Common Stocks (Cost $4,247,551)		12,351,378
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	9	—
	SHARES (000)
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.51% (c) (d) (Cost $55,933)	55,933	55,933
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $10,470)	10,470	10,470
Total Short-Term Investments (Cost $66,403)		66,403
Total Investments — 99.5% (Cost $4,313,964)		12,417,781
Other Assets in Excess of Liabilities — 0.5%		60,465
NET ASSETS — 100.0%		12,478,246

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $10,230.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	384	06/18/2026	USD	126,125	(776)

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$12,351,378	$—	$—	$12,351,378
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	55,933	—	—	55,933
Investment of Cash Collateral from Securities Loaned	10,470	—	—	10,470
Total Short-Term Investments	66,403	—	—	66,403
Total Investments in Securities	$12,417,781	$—	$— (a)	$12,417,781
Depreciation in Other Financial Instruments
Futures Contracts	$(776)	$—	$—	$(776)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$7,218	$9,367	$3,331	$(444)	$175,245	596	$2,615	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c)	—	219,519	209,049	—	—	10,470	10,470	476	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.51% (b) (c)	29,487	553,723	527,277	—	—	55,933	55,933	1,212	—
Total	$203,994	$780,460	$745,693	$3,331	$(444)	$241,648		$4,303	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.